Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-1 Registration Statement.
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	Advanced Disposal Services, Inc.
Entity Central Index Key	0001585790
Entity Filer Category	Non-accelerated Filer
Pre- Effective Amendment Number	8